Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Liability Measured at Fair Value on Recurring Basis

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of December 31, 2014 and 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2014:
Warrant liability	$-	$-	$7,386	$7,386

Schedule of Reconciliation of Warrant Liability

A reconciliation of the warrant liability is as follows (in thousands):

2007 Warrants
Balance at January 1, 2014	$3,109
Increase in fair value of warrant liability	4,277
Balance at December 31, 2014	$7,386
Decrease in fair value of warrant liability	(2,099)
Balance at September 29, 2015	$5,287

Fair Value Inputs, Liabilities, Quantitative Information

The following table summarizes the calculated aggregate fair values of the warrants, along with the assumptions utilized in each calculation:

	September 29,	December 31,
	2015	2014
Calculated aggregate value	$5,287	$7,386
Weighted average exercise price	$0.30	$0.30
Closing price per share of common stock	$0.40	$0.79
Volatility	137%	165.6%
Weighted average remaining expected life (years)	4.2	5.2
Risk-free interest rate	1.4%	1.8%
Dividend yield	-	-